UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.1%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$2,148		2.584%	11/01/36	$2,303,085
2,491		2.655	10/01/36	2,675,708
1,567		5.453	01/01/38	1,675,573
4,459	Federal National Mortgage Association, Conventional Pool	2.386	05/01/35	4,715,801

	Total Agency Adjustable Rate Mortgages (Cost $11,262,160)			11,370,167

	Agency Bonds - Banking (FDIC Guaranteed) (0.8%)
6,100	Citigroup Funding, Inc. (a)	2.25	12/10/12	6,186,102
2,080	NCUA Guaranteed Notes, Series A2	1.40	06/12/15	2,116,608

	Total Agency Bonds - Banking (FDIC Guaranteed) (Cost $8,268,853)			8,302,710

	Agency Bond - Finance (U.S. Government Guaranteed) (1.0%)
10,330	US Central Federal Credit Union (Cost $10,323,389)	1.90	10/19/12	10,426,937

	Agency Fixed Rate Mortgages (41.0%)
	Federal Home Loan Mortgage Corporation, April TBA:
20,245	(b)	3.00	04/25/27	20,937,758
20,040	(b)	3.50	04/25/42	20,537,868
	Gold Pools:
5,286		4.00	12/01/41	5,539,837
16,023		4.50	06/01/39	17,005,247
17,942		5.00	10/01/35–01/01/40	19,419,178
4,391		5.50	11/01/39	4,800,813
3,988		6.00	07/01/38	4,404,016
3,156		6.50	03/01/29–09/01/36	3,558,680
1,021		7.50	05/01/35	1,224,762
567		8.00	08/01/32	687,604
621		8.50	08/01/31	762,679
	Federal National Mortgage Association, April TBA:
10,000	(b)	2.50	04/25/27	10,140,625
	Conventional Pools:
33,907		4.00	11/01/41–01/01/42	35,600,462
37,404		4.50	01/01/25–08/01/41	40,137,508
36,084		5.00	05/01/35–02/01/41	39,557,335
44,514		5.50	03/01/35–08/01/38	48,723,973
350		6.50	06/01/29–02/01/33	398,276
3		7.00	05/01/31	3,191
1,639		7.50	08/01/37	1,964,010
1,278		8.00	04/01/33	1,549,109
1,151		8.50	10/01/32	1,411,241
	Government National Mortgage Association, April TBA:
10,005	(b)	3.50	04/25/42	10,428,649
45,950	(b)	4.00	04/25/42	49,318,109
	Various Pools:
18,046		4.50	04/15/39–06/15/40	19,697,056
7,159		6.00	03/15/26–09/20/34	8,127,450
11,445		6.50	03/15/14–07/15/31	13,036,427
393		7.00	03/20/26–07/20/29	464,361
12,500		7.50	11/15/32	14,577,492
3,172		8.00	06/15/16–08/15/31	3,490,413
5,730		8.50	07/15/30	6,743,922

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2011 (unaudited) continued

$ 3,436		9.00%	11/15/15–02/15/25	$3,575,898
2,414		9.50	02/15/16–12/15/20	2,529,610
2,837		10.00	06/15/13–11/15/20	2,933,648
60		12.25	09/15/13–06/15/15	62,284

	Total Agency Fixed Rate Mortgages (Cost $401,237,633)			413,349,491

	Asset-Backed Securities (5.2%)
1,475	Ally Master Owner Trust (c)	1.992(d)	01/15/15	1,492,505
8,887	Amal Ltd. (Cayman Islands)	3.465	08/21/21	9,390,894
1,920	Enterprise Fleet Financing LLC (c)	1.62	05/20/17	1,923,577
10,750	Ford Credit Floorplan Master Owner Trust	1.792(d)	09/15/14	10,824,739
2,920	GE Capital Credit Card Master Note Trust	2.22	01/15/22	2,904,103
3,520	Hyundai Auto Lease Securitization Trust 2011-A (c)	1.02	08/15/14	3,533,093
1,875	Mercedes-Benz Auto Receivables Trust	0.85	03/16/15	1,881,333
	North Carolina State Education Assistance Authority
2,275		1.36(d)	07/25/25	2,233,914
3,400		1.46(d)	01/26/26	3,348,422
5,352	North Texas Higher Education Authority	1.472(d)	04/01/40	5,358,990
825	Panhandle-Plains Higher Education Authority, Inc.	1.418(d)	07/01/24	811,025
5,395	PFS Financing Corp. (c)	1.742(d)	10/17/16	5,419,786
2,600	SLM Student Loan Trust (c)	4.37	04/17/28	2,700,059
730	Wheels SPV LLC (c)	1.792(d)	03/15/18	732,016

	Total Asset-Backed Securities (Cost $51,885,065)			52,554,456

	Collateralized Mortgage Obligations - Agency Collateral Series (6.3%)
	Federal Home Loan Mortgage Corporation
5,560		2.699	05/25/18	5,775,714
3,700		3.154	02/25/18	3,934,388
5,125		3.871	04/25/21	5,573,317
35,933	IO	0.683(d)	01/25/21	1,517,292
31,232	IO PAC REMIC	6.228(d)	06/15/40	5,997,593
2,022	REMIC	6.662(d)(e)	01/15/42	1,900,382
	Federal National Mortgage Association
1,720		3.763	06/25/21	1,824,076
4,041		4.00	04/25/42	4,035,317
28,461	IO	6.148(d)	09/25/20	7,979,723
	IO REMIC
25,165		6.308(d)	02/25/41	4,300,690
10,448		6.358(d)	09/25/38	2,221,943
	REMIC
5,199		6.662(d)(e)	01/25/42	4,980,440
3,505		9.112(d)(e)	10/25/41	3,382,197
	Government National Mortgage Association, IO REMIC
2,656		5.00	02/16/41	494,669
18,725		5.808(d)	11/16/40	3,593,137
13,842		6.338(d)	06/20/40	2,455,173
18,945		6.358(d)	04/16/41	3,611,644

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $56,923,848)			63,577,695

	Commercial Mortgage Backed Securities (2.1%)
2,800	CFCRE Commercial Mortgage Trust (c)	3.759	04/15/44	2,958,981
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,095		4.171	08/15/46	2,266,461
3,400	(c)	4.388	07/15/46	3,699,506
5,455	(c)	4.717	02/15/46	6,063,164
5,645	WF-RBS Commercial Mortgage Trust (c)	4.869(d)	02/15/44	6,298,316

	Total Commercial Mortgage Backed Securities (Cost $19,675,632)			21,286,428

	Mortgages - Other (0.5%)
3,720	FDIC Structured Sale Guaranteed Notes (c)	0.55(d)	02/25/48	3,723,876

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2011 (unaudited) continued

$ 912	Wells Fargo Mortgage Backed Securities Trust	4.42(d)%	10/25/33	$926,097

	Total Mortgages - Other (Cost $4,639,969)			4,649,973

	Municipal Bonds (5.7%)
4,615	Bay Area Toll Authority	6.263	04/01/49	5,971,349
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,768,149
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	3,665,543
5,980	Los Angeles Unified School District	5.75	07/01/34	6,900,980
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,825,362
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,393,393
	Municipal Electric Authority of Georgia
1,760		6.637	04/01/57	1,984,963
3,085		6.655	04/01/57	3,462,172
4,000	New Jersey Economic Development Authority	1.474(d)	06/15/13	4,015,560
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,759,051
3,625	New York City, NY, Transitional Finance Authority	5.267	05/01/27	4,295,589
3,000	New York State Dormitory Authority	5.628	03/15/39	3,504,540
2,575	Oregon Department of Transportation, Series A	5.834	11/15/34	3,129,938
	State of Washington
2,440		5.09	08/01/33	2,762,470
	Series D
1,580		5.481	08/01/39	1,910,015

	Total Municipal Bonds (Cost $49,567,089)			57,349,074

	Sovereign (5.0%)
29,130	Egypt Government AID Bonds	4.45	09/15/15	32,753,743
14,175	Israel Government AID Bond	5.50	09/18/23	17,787,796

	Total Sovereign (Cost $44,158,564)			50,541,539

	U.S. Agency Securities (5.7%)
	Federal Home Loan Mortgage Corporation
2,750		5.00	04/18/17	3,246,493
10,760		5.50	08/23/17	13,110,232
6,960	Private Export Funding Corp.	4.30	12/15/21	7,999,796
	Tennessee Valley Authority
10,980		4.875	12/15/16	12,851,958
6,935		5.25	09/15/39	8,347,660
8,085		7.125	05/01/30	11,829,487

	Total U.S. Agency Securities (Cost $51,710,232)			57,385,626

	U.S. Treasury Securities (24.7%)
18,650	U.S. Treasury Bond	3.875	08/15/40	20,631,563
	U.S. Treasury Notes
46,735		0.75	06/15/14	47,107,431
20,500		1.25	10/31/15	20,911,599
5,430		1.75	03/31/14	5,581,448
72,350	(f)	1.875	09/30/17	74,933,112
76,600		2.25	01/31/15	80,340,225

	Total U.S. Treasury Securities (Cost $250,091,788)			249,505,378

	Short-Term Investments (12.4%)
	U.S. Treasury Securities (6.5%)
	U.S. Treasury Bills
10,000	(g)	0.005	04/05/12	9,999,993
5,000	(g)	0.018	05/10/12	4,999,903
15,000	(g)	0.076	06/14/12	14,998,245
25,000	(g)	0.082	05/10/12	24,997,750
10,000	(g)	0.088	05/24/12	9,998,702

	Total U.S. Treasury Securities (Cost $64,994,005)			64,994,593

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2011 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (5.9%)
59,737	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $59,736,539)(h)		$59,736,539

	Total Short-Term Investments (Cost $124,730,544)		124,731,132

	Total Investments (Cost $1,084,474,766) (i)(j)	111.5%	1,125,030,606
	Liabilities in Excess of Other Assets	(11.5)	(115,699,556)

	Net Assets	100.0%	$1,009,331,050

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	For the three months ended March 31, 2012, there were no transactions in Citigroup Funding, Inc., Agency Bonds - Banking, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(b)	Security is subject to delayed delivery.
(c)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2012.
(f)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.
(g)	Rate shown is the yield to maturity at March 31, 2012.
(h)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2011 (unaudited) continued

Futures Contracts Open at March 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
760	Long	U.S. Treasury 10 yr. Note, Jun-12	$98,408,125	$870,874
45	Short	U.S. Treasury 2 yr. Note, Jun-12	(9,906,328)	(14,765)
98	Short	U.S. Treasury Ultra Long Bond, Jun-12	(14,794,938)	(241,111)
221	Short	U.S. Treasury 30 yr. Bond, Jun-12	(30,442,750)	863,281
254	Short	U.S. Treasury 5 yr. Note, Jun-12	(31,124,922)	19,031

		Net Unrealized Appreciation		$1,497,310

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2011 (unaudited) continued

Interest Rate Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs	$11,400	3 Month LIBOR	Receive	2.42%	03/22/22	$(154,924)
JPMorgan Chase Bank	5,532	3 Month LIBOR	Receive	2.43	03/22/22	(83,004)

Total Unrealized Depreciation						$(237,928)

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 31, 2011 (unaudited) continued

Zero Coupon Swap Agreements Open at March 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$25,121	3 Month LIBOR	Pay	11/15/19	$4,432,877
Barclays Capital	21,201	3 Month LIBOR	Receive	11/15/19	(8,144,741)
Deutsche Bank	27,975	3 Month LIBOR	Pay	11/15/21	5,360,190
Deutsche Bank	23,886	3 Month LIBOR	Receive	11/15/21	(9,213,786)

Net Unrealized Depreciation					$(7,565,460)

LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	—	$11,370,167	—	$11,370,167
Agency Bonds - Banking (FDIC Guaranteed)	—	8,302,710	—	8,302,710
Agency Bond - Finance (U.S. Government Guaranteed)	—	10,426,937	—	10,426,937
Agency Fixed Rate Mortgages	—	413,349,491	—	413,349,491
Asset-Backed Securities	—	52,554,456	—	52,554,456
Collateralized Mortgage Obligations - Agency Collateral Series	—	63,577,695	—	63,577,695
Commercial Mortgage Backed Securities	—	21,286,428	—	21,286,428
Mortgages - Other	—	4,649,973	—	4,649,973
Municipal Bonds	—	57,349,074	—	57,349,074
Sovereign	—	50,541,539	—	50,541,539
U.S. Agency Securities	—	57,385,626	—	57,385,626
U.S. Treasury Securities	—	249,505,378	—	249,505,378
Total Fixed Income Securities	—	1,000,299,474	—	1,000,299,474
Short-Term Investments
U.S. Treasury Securities	—	64,994,593	—	64,994,593
Investment Company	$59,736,539	—	—	59,736,539
Total Short-Term Investments	59,736,539	64,994,593	—	124,731,132
Futures Contracts	1,753,186	—	—	1,753,186
Zero Coupon Swap Agreements	—	9,793,067	—	9,793,067
Total Assets	61,489,725	1,075,087,134	—	1,136,576,859
Liabilities:
Futures Contracts	(255,876)	—	—	(255,876)
Interest Rate Swap Agreements	—	(237,928)	—	(237,928)
Zero Coupon Swap Agreements	—	(17,358,527)	—	(17,358,527)
Total Liabilities	(255,876)	(17,596,455)	—	(17,852,331)
Total	$61,233,849	$1,057,490,679	—	$1,118,724,528

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012